Related Party Transactions (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Oct. 01, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Interest expense on related party loans			$ 176,762	$ 194,276
Officers, directors, and companies controlled by officers and directors, and shareholders [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities							$ 314,959		$ 105,676
Companies beneficially owned by Chairman and CEO [Member]
Disclosure of transactions between related parties [line items]
Loans outstanding	$ 4,345,000						$ 250,000	$ 3,670,000	$ 0
Total loans received from companies owned by CEO and Chairman	$ 675,000	$ 250,000
Interest rate per annum	12.00%						12.00%
FWP Holdings LLC [Member]
Disclosure of transactions between related parties [line items]
Loans outstanding	$ 3,670,000
Total loans received from companies owned by CEO and Chairman		$ 765,183
Other non-cash gain					$ 306,288
FWP Holdings LLC [Member] | Events after reporting period [Member]
Disclosure of transactions between related parties [line items]
Borrowings						$ 475,000
Director, CEO and Chairman [Member]
Disclosure of transactions between related parties [line items]
Personal guarantee amount to support operating line of credit							$ 2,510,000
Joint guarantee amount to support operating line of credit							$ 5,020,000